UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2007

1.804826.103

SPM-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 14.9%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.0%
Huntington National Bank, Columbus
	10/29/07	5.35%	$ 4,500	$ 4,500
London Branch, Eurodollar, Foreign Banks - 3.2%
Credit Industriel et Commercial
	8/6/07 to 11/19/07	5.33	147,000	147,000
Landesbank Hessen-Thuringen
	9/17/07	5.37	36,000	36,000
Societe Generale
	3/14/08	5.40	55,000	55,000
				238,000
New York Branch, Yankee Dollar, Foreign Banks - 11.7%
Banco Espirito Santo SA (BES)
	10/2/07	5.35	46,000	46,000
Barclays Bank PLC
	4/16/08 to 5/5/08	5.35 to 5.36	218,000	218,000
Canadian Imperial Bank of Commerce
	8/15/07 to 8/23/07	5.32 to 5.41 (c)	85,000	85,000
Credit Suisse First Boston
	9/17/07	5.33 (c)	33,000	33,000
Deutsche Bank AG
	9/4/07 to 4/24/08	5.37 to 5.42 (c)	144,000	144,000
Natexis Banques Populaires NY CD
	6/17/08	5.36	75,000	75,000
Societe Generale
	11/2/07 to 7/23/08	5.34 to 5.41	264,000	263,999
UniCredito Italiano SpA, New York
	10/29/07	5.32 (c)	10,000	9,999
				874,998
TOTAL CERTIFICATES OF DEPOSIT				1,117,498
Commercial Paper - 18.3%

Apache Corp.
	8/27/07	5.36 (b)	2,400	2,391
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aquifer Funding LLC
	8/3/07 to 8/7/07	5.35%	$ 62,000	$ 61,967
Asscher Finance Corp.
	11/13/07	5.36	12,000	11,819
AstraZeneca PLC
	8/21/07 to 9/28/07	5.33 to 5.36	124,000	123,168
Banco Espirito Santo
	1/22/08 to 1/30/08	5.34 to 5.37	20,000	19,476
Bavaria TRR Corp.
	8/2/07	5.34	45,000	44,993
Brahms Funding Corp.
	8/6/07 to 9/11/07	5.33 to 5.35	78,000	77,802
Capital One Multi-Asset Execution Trust
	9/5/07	5.34	14,000	13,928
Citigroup Funding, Inc.
	9/19/07	5.35	16,000	15,885
ConocoPhillips Qatar Funding Ltd.
	8/10/07 to 8/29/07	5.38 to 5.40 (b)	3,000	2,990
Countrywide Financial Corp.
	8/1/07	5.55 to 5.60	25,000	25,000
Cullinan Finance Corp.
	8/13/07	5.36 (b)	7,000	6,988
Davis Square Funding III Corp.
	8/17/07	5.34	15,000	14,965
Davis Square Funding V Corp.
	8/9/07 to 8/10/07	5.34 to 5.36	26,000	25,968
Devon Energy Corp.
	8/8/07 to 9/19/07	5.36 to 5.44	26,500	26,427
Duke Energy Corp.
	8/27/07 to 9/27/07	5.36 to 5.40	9,000	8,947
Fortune Brands, Inc.
	8/8/07 to 9/18/07	5.37 to 5.41	14,500	14,453
France Telecom SA
	9/4/07 to 9/26/07	5.39 to 5.40 (b)	3,500	3,475
Giro Funding US Corp.
	8/16/07	5.33	20,000	19,956
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Grenadier Funding Corp.
	8/15/07	5.42%	$ 4,000	$ 3,992
Hypo Real Estate Bank International AG
	9/7/07 to 9/26/07	5.34 to 5.36	10,000	9,925
ITT Corp.
	8/9/07 to 8/10/07	5.38 to 5.39	4,500	4,495
Kellogg Co.
	8/9/07 to 10/26/07	5.36 to 5.40	21,500	21,304
Kraft Foods, Inc.
	8/3/07 to 8/21/07	5.36 to 5.41	57,750	57,694
Liberty Harbour II CDO Ltd.
	8/14/07 to 10/19/07	5.33 to 5.37 (b)	28,500	28,389
Market Street Funding LLC
	9/13/07	5.32	48,000	47,697
Michigan Gen. Oblig.
	10/4/07	5.41	11,900	11,900
Monsanto Co.
	8/28/07	5.39	28,000	27,888
Monument Gardens Funding
	8/14/07 to 9/27/07	5.32 to 5.35	61,717	61,396
National Grid USA
	8/21/07 to 9/28/07	5.37 to 5.40	8,500	8,444
Nelnet Student Loan Funding LLC
	8/21/07 to 10/18/07	5.35 to 5.37	26,500	26,344
Nightingale Finance LLC
	8/24/07	5.35 (b)	3,000	2,990
Nissan Motor Acceptance Corp.
	8/1/07 to 9/10/07	5.37 to 5.42	14,138	14,101
Pacific Gas & Electric Co.
	8/6/07 to 8/23/07	5.37 to 5.46 (b)	8,250	8,237
Paradigm Funding LLC
	8/10/07 to 8/29/07	5.31 to 5.36	80,000	79,714
Park Granada LLC
	8/15/07 to 8/31/07	5.32 to 5.39	68,872	68,610
Park Sienna LLC
	8/3/07 to 8/31/07	5.28 to 5.39	73,469	73,289
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Rockies Express Pipeline LLC
	8/6/07 to 9/27/07	5.41 to 5.44% (b)	$ 20,500	$ 20,403
SABMiller PLC
	8/24/07	5.40	2,000	1,993
Spectra Energy Capital LLC
	8/13/07 to 10/22/07	5.36 to 5.40 (b)	13,000	12,904
Stratford Receivables Co. LLC
	8/2/07 to 8/24/07	5.32 to 5.37	111,500	111,256
Time Warner Cable, Inc.
	8/24/07 to 9/24/07	5.40 to 5.45	31,000	30,772
Time Warner, Inc.
	8/10/07 to 9/26/07	5.40 to 5.45 (b)	40,500	40,306
Variable Funding Capital Co. LLC
	8/23/07	5.32 (b)	10,000	9,968
Whirlpool Corp.
	8/31/07	5.40	3,000	2,987
White Pine Finance LLC
	10/22/07	5.35 (b)	4,000	3,952
Wisconsin Energy Corp.
	8/8/07 to 9/21/07	5.41 to 5.46	12,000	11,924
Xcel Energy, Inc.
	10/10/07	5.49	6,000	5,938
XTO Energy, Inc.
	8/23/07 to 10/18/07	5.35 to 5.40	23,000	22,820
Zenith Funding Corp.
	9/5/07 to 9/7/07	5.34 (b)	20,000	19,896
TOTAL COMMERCIAL PAPER				1,372,126
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
	8/15/07	5.32 (c)	5,000	5,000
Master Notes - 3.5%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
	8/6/07	5.38 to 5.39% (c)(e)	$ 72,000	$ 72,000
Bear Stearns & Co., Inc.
	1/28/08	5.38 (c)	38,000	38,000
Countrywide Commercial Real Estate Finance, Inc.
	8/1/07	5.53 (c)	97,000	97,000
Lehman Brothers Holdings, Inc.
	8/13/07 to 11/28/07	5.43 to 5.53 (c)(e)	27,000	27,000
Lehman Commercial Paper, Inc.
	8/1/07	5.53 (c)(e)	28,000	28,000
TOTAL MASTER NOTES				262,000
Medium-Term Notes - 30.8%

AIG Matched Funding Corp.
	8/15/07	5.35 (c)	71,000	71,000
	9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	74,000	74,000
Allstate Life Global Funding II
	8/8/07 to 8/15/07	5.38 to 5.40 (b)(c)	20,000	20,000
ASIF Global Financing XXX
	8/23/07	5.34 (b)(c)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
	8/23/07	5.34 (b)(c)	18,000	18,000
Bancaja US Debt SAU
	10/23/07	5.39 (b)(c)	23,000	23,000
Banco Santander Totta SA
	8/16/07	5.33 (b)(c)	95,000	95,001
Banesto SA
	10/18/07	5.35 (b)(c)	37,000	37,000
Banque Federative du Credit Mutuel (BFCM)
	8/13/07	5.33 (b)(c)	35,000	35,000
Bayerische Landesbank Girozentrale
	8/20/07	5.40 (c)	45,000	45,000
Beta Finance, Inc./Beta Finance Corp.
	10/9/07 to 10/15/07	5.30 (b)(c)	18,000	17,993
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BMW U.S. Capital LLC
	8/15/07	5.34% (c)	$ 8,000	$ 8,000
Caixa Catalunya
	9/7/07	5.37 (c)	29,000	29,000
Caja de Ahorros Pens Barcelona
	10/23/07	5.36 (b)(c)	60,000	60,000
Caja Madrid SA
	10/19/07	5.36 (c)	19,000	19,000
Calyon
	8/30/07	5.28 (c)	54,000	53,981
CC USA, Inc.
	10/9/07	5.30 (b)(c)	13,000	12,995
CIT Group, Inc.
	9/20/07	5.59 (c)	4,000	4,001
Compagnie Financiere du Credit Mutuel
	9/10/07	5.35 (c)	23,000	23,000
Countrywide Bank, Alexandria Virginia
	8/15/07 to 8/23/07	5.33 (c)	24,000	24,000
Cullinan Finance Corp.
	8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	90,000	89,999
Cullinan Finance Ltd./Corp.
	4/25/08	5.31 (b)	18,000	18,000
DnB NOR Bank ASA
	8/28/07	5.32 (b)(c)	10,000	10,000
Dorada Finance, Inc.
	10/9/07	5.30 (c)	10,000	9,996
General Electric Capital Corp.
	8/7/07 to 8/17/07	5.36 to 5.45 (c)	124,000	124,000
Goldman Sachs Group, Inc.
	10/25/07	5.36 (b)(c)	72,000	72,000
HBOS Treasury Services PLC
	9/24/07	5.43 (c)	60,000	60,000
HSBC Finance Corp.
	8/6/07 to 8/24/07	5.33 to 5.37 (c)	72,000	72,000
HSH Nordbank AG
	8/21/07 to 8/23/07	5.33 to 5.38 (b)(c)	61,000	61,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ING USA Annuity & Life Insurance Co.
	9/24/07	5.45% (c)(e)	$ 11,000	$ 11,000
Intesa Bank Ireland PLC
	8/28/07	5.33 (b)(c)	88,000	88,000
K2 (USA) LLC
	9/10/07	5.32 (b)(c)	17,000	17,000
Links Finance LLC
	10/12/07 to 10/22/07	5.33 (b)(c)	29,000	28,997
Merrill Lynch & Co., Inc.
	8/6/07 to 8/28/07	5.30 to 5.40 (c)	120,000	120,006
Metropolitan Life Global Funding I
	8/6/07 to 8/28/07	5.35 to 5.43 (b)(c)	15,000	15,000
Morgan Stanley
	8/1/07 to 9/7/07	5.38 to 5.47 (c)	90,813	90,822
National Rural Utils. Coop. Finance Corp.
	8/6/07	5.30 (c)	3,000	3,000
Nightingale Finance Ltd./LLC
	3/18/08	5.45 (b)	9,000	8,999
Pacific Life Global Funding
	8/13/07	5.37 (c)	5,000	5,000
	8/6/07	5.39 (b)(c)	5,000	5,000
RACERS
	8/22/07	5.37 (b)(c)	50,000	50,000
Royal Bank of Scotland PLC
	8/21/07	5.33 (b)(c)	45,000	45,000
Security Life of Denver Insurance Co.
	8/28/07	5.45 (c)(e)	8,000	8,000
Sigma Finance, Inc.
	9/10/07 to 8/1/08	5.32 to 5.39 (b)(c)	149,000	148,993
Skandinaviska Enskilda Banken AB
	9/10/07 to 9/24/07	5.33 to 5.34 (c)	79,000	78,991
Southern Co.
	9/20/07	5.37 (c)	6,000	6,000
UniCredito Italiano Bank (Ireland) PLC
	8/14/07 to 8/15/07	5.33 to 5.34 (b)(c)	61,000	61,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano SpA, New York
	8/20/07 to 9/13/07	5.33 to 5.36% (c)	$ 59,000	$ 58,998
Verizon Communications, Inc.
	9/17/07	5.36 (c)	45,000	45,000
Washington Mutual Bank
	8/16/07	5.40 (c)	17,500	17,503
	8/24/07	5.34 (b)(c)	46,000	46,000
Wells Fargo & Co.
	8/2/07 to 8/15/07	5.35 to 5.38 (c)	82,500	82,500
WestLB AG
	8/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	50,000	50,000
Westpac Banking Corp.
	9/11/07	5.42 (c)	10,000	10,000
TOTAL MEDIUM-TERM NOTES				2,312,775
Short-Term Notes - 3.1%

Jackson National Life Insurance Co.
	10/1/07	5.41 (c)(e)	34,000	34,000
Metropolitan Life Insurance Co.
	10/1/07	5.46 (c)(e)	25,000	25,000
Monumental Life Insurance Co.
	8/1/07	5.46 to 5.56 (c)(e)	64,000	64,000
New York Life Insurance Co.
	10/1/07	5.44 (c)(e)	60,000	60,000
Transamerica Occidental Life Insurance Co.
	8/1/07	5.53 (c)(e)	50,000	50,000
TOTAL SHORT-TERM NOTES				233,000
Asset-Backed Securities - 1.9%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aardvark ABS CDO
	2/6/08	5.35% (b)(c)	$ 31,000	$ 31,000
Le Monde CDO I PLC / LLC
	3/5/08	5.35 (b)(c)	32,000	31,997
Master Funding Trust I
	8/27/07 to 10/25/07	5.35 (c)	27,000	27,000
	11/26/07	5.35 (b)(c)	6,000	6,000
PASA Funding 2007 Ltd.
	7/7/08	5.33 (b)(c)	39,000	39,000
Wachovia Asset Securitization Issuance LLC
	9/25/07	5.31 (b)(c)	3,828	3,828
Wind Trust
	1/25/08	5.32 (b)(c)	5,000	5,000
TOTAL ASSET-BACKED SECURITIES				143,825
Municipal Securities - 0.4%

Catholic Health Initiatives Series A
9/5/07	5.34	4,900		4,900
Catholic Health Initiatives Series B
9/6/07	5.37	6,800		6,800
Connecticut Hsg. Fin. Auth. Series F2, VRDN
8/7/07	5.32 (c)	19,210		19,210
TOTAL MUNICIPAL SECURITIES			30,910
Repurchase Agreements - 28.5%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) #	$ 195	195
With:
Banc of America Securities LLC at:
5.42%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $253,050,000, 0% - 7%, 4/25/19 - 5/25/47)	241,036	241,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Banc of America Securities LLC at:
5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Commercial Paper Obligations valued at $116,280,001, 0%, 8/6/07 - 12/15/08)	$ 114,017	$ 114,000
5.51%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $16,800,000, 5.92% - 7.07%, 7/31/16 - 8/25/47)	16,002	16,000
Barclays Capital, Inc. at 5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $156,060,001, 4.7% - 7.38%, 11/16/09 - 9/15/26)	153,023	153,000
Bear Stearns & Co. at 5.36%, dated 7/12/07 due 10/10/07 (Collateralized by Mortgage Loan Obligations valued at $28,431,359, 5.64%, 10/25/35) (c)(d)	27,362	27,000
Citigroup Global Markets, Inc. at 5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $373,215,421, 4.69% - 5.52%, 10/25/34 - 9/3/47)	356,054	356,000
Credit Suisse First Boston, Inc. at 5.43%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations valued at $119,343,336, 4.88%, 6/30/09)	117,018	117,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
5/2/07 due 8/7/07 (Collateralized by Corporate Obligations valued at $28,560,001, 6.13% - 7.13%, 2/15/09 - 12/1/13)	28,404	28,000
5/14/07 due 8/13/07 (Collateralized by Corporate Obligations valued at $37,740,000, 4% - 5.92%, 1/15/10 - 4/18/17)	37,501	37,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $38,850,000, 0%, 12/15/20)	37,501	37,000
7/11/07 due 10/9/07 (Collateralized by Corporate Obligations valued at $18,360,000, 5.38% - 5.6%, 6/15/15 - 5/22/17)	18,241	18,000
7/19/07 due 10/19/07 (Collateralized by Mortgage Loan Obligations valued at $18,900,001, 5.25% - 7.29%, 6/25/35 - 9/15/41)	18,247	18,000
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $37,800,001, 2.25% - 2.5%, 10/15/10 - 6/15/13)	36,488	36,000
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Equity Securities valued at $18,900,014) (c)(d)	18,263	18,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at:
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $75,600,001, 6.25% - 8.55%, 8/1/10 - 11/20/25) (c)(d)	$ 73,085	$ 72,000
J.P. Morgan Securities, Inc. at 5.48%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $57,771,126, 0.24% - 7.72%, 7/15/09 - 2/25/47) (c)(d)	54,329	54,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $22,052,310, 5.62% - 6.42%, 8/25/28 - 12/12/43)	21,282	21,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $9,182,731, 6.84% - 7.25%, 12/15/34 - 6/7/40)	9,132	9,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $14,281,347, 4.75% - 6.5%, 4/27/35 - 11/25/36)	14,190	14,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,714, 5.5% - 8.29%, 8/25/32 - 4/25/37)	9,133	9,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $19,383,112, 7.2% - 7.95%, 8/15/30 - 7/18/36) (c)(d)	19,520	19,000
5.48%, dated 7/31/07 due 8/1/07 (Collateralized by Equity Securities valued at $179,553,381)	171,026	171,000
5.5%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $23,464,014, 6.64% - 7.69%, 7/2/22 - 8/15/36)	23,004	23,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.42%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $56,702,785, 5% - 5.87%, 7/15/35 - 3/25/37)	54,008	54,000
5.47%, dated 7/31/07 due 8/1/07 (Collateralized by Equity Securities valued at $164,970,372)	157,024	157,000
5.49%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $43,141,845, 5.75% - 6.38%, 6/15/11 - 3/1/33) (c)(d)	41,575	41,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
5.36%, dated 6/29/07 due 8/8/07 (Collateralized by Corporate Obligations valued at $56,982,124, 4.61% - 8.88%, 11/16/07 - 1/1/14)	$ 54,322	$ 54,000
5.49%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $231,541,723, 0% - 11.5%, 8/16/07 - 6/15/37)	227,035	227,000
TOTAL REPURCHASE AGREEMENTS		2,141,195
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,618,329)		7,618,329
NET OTHER ASSETS - (1.5)%		(114,379)
NET ASSETS - 100%		$ 7,503,950
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,512,691,000 or 20.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $379,000,000 or 5.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 8/6/07	11/7/06	$ 33,000
5.39%, 8/6/07	8/29/06	$ 39,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 11,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 34,000
Lehman Brothers Holdings, Inc.: 5.43%, 8/13/07	1/10/07	$ 19,000
5.53%, 11/28/07	12/11/06	$ 8,000
Lehman Commercial Paper, Inc. 5.53%, 8/1/07	3/29/07	$ 28,000
Metropolitan Life Insurance Co. 5.46%, 10/1/07	3/26/02	$ 25,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 5.46%, 8/1/07	7/31/98 - 9/17/98	$ 29,000
5.56%, 8/1/07	2/1/00	$ 35,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02	$ 60,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 50,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$195,000 due 8/01/07 at 5.33%
BNP Paribas Securities Corp.	$ 23
Bank of America, NA	46
Barclays Capital, Inc.	6
Citigroup Global Markets, Inc.	46
Countrywide Securities Corp.	20
Credit Suisse Securities (USA) LLC	23
Goldman, Sachs & Co.	8
Greenwich Capital Markets, Inc.	8
HSBC Securities (USA), Inc.	15
$ 195
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,618,329,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2007

1.804856.103

SPU-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 5.3%
Due Date	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 3.4%
9/24/07 to 2/13/08	5.20 to 5.32% (b)	$ 17,000,000	$ 16,996,524
Freddie Mac - 1.9%
1/7/08 to 4/11/08	5.25 to 5.32	10,000,000	9,848,534
TOTAL FEDERAL AGENCIES			26,845,058
Repurchase Agreements - 94.5%
	Maturity Amount
In a joint trading account at 5.33% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) #	$ 377,657,871	377,602,000
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $16,320,000, 6.5%, 7/1/37) (b)(c)	16,848,751	16,000,000
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $6,239,787, 0% - 6.5%, 10/18/07 - 7/15/37)	6,322,417	6,000,000
Deutsche Bank Securities, Inc. at:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $7,140,000, 4.57%, 6/1/35)	7,279,603	7,000,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $3,060,000, 3.68% - 6.5%, 8/1/35 - 8/1/36)	3,159,250	3,000,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $5,100,000, 4.12%, 12/14/08)	5,196,875	5,000,000
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $3,060,000, 5% - 6.5%, 2/1/22 - 12/1/36)	3,120,103	3,000,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $6,120,000, 6.5%, 5/1/36)	6,327,600	6,000,000
Morgan Stanley & Co., Inc. at:
5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $5,125,613, 5.65% - 6.5%, 2/1/26 - 4/1/37)	5,131,250	5,000,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $5,125,613, 5.65% - 6.5%, 2/1/26 - 4/1/37)	5,196,875	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $5,125,613, 5.65% - 6.5%, 2/1/26 - 4/1/37)	$ 5,201,633	$ 5,000,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $5,125,613, 5.65% - 6.5%, 2/1/26 - 4/1/37)	5,200,933	5,000,000
UBS Warburg LLC at:
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $5,151,556, 5.91%, 1/15/36)	5,196,099	5,000,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $5,153,718, 5.73%, 6/25/36)	5,266,146	5,000,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $5,153,201, 5.68%, 3/25/37)	5,131,250	5,000,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $5,152,600, 6.06%, 6/15/36)	5,131,500	5,000,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $10,302,447, 5.77%, 6/25/36) (b)(c)	10,532,400	10,000,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $3,093,426, 6.06%, 1/15/33) (d)	3,162,283	3,000,000
TOTAL REPURCHASE AGREEMENTS		476,602,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $503,447,058)		503,447,058
NET OTHER ASSETS - 0.2%		1,242,708
NET ASSETS - 100%		$ 504,689,766
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$377,602,000 due 8/01/07 at 5.33%
BNP Paribas Securities Corp.	$ 44,619,868
Bank of America, NA	89,239,737
Barclays Capital, Inc.	11,719,081
Citigroup Global Markets, Inc.	89,239,737
Countrywide Securities Corp.	38,670,552
Credit Suisse Securities (USA) LLC	44,619,868
Goldman, Sachs & Co.	14,873,289
Greenwich Capital Markets, Inc.	14,873,289
HSBC Securities (USA), Inc.	29,746,579
$ 377,602,000
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $503,447,058.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

July 31, 2007

1.804868.103

TMM-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 119.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 78.1%
8/2/07 to 11/23/07	4.63 to 5.10% (b)	$ 1,450,441	$ 1,443,495
U.S. Treasury Notes - 41.2%
8/15/07 to 5/15/08	4.56 to 5.10	766,820	762,379
TOTAL INVESTMENT PORTFOLIO - 119.3% (Cost $2,205,874)	2,205,874
NET OTHER ASSETS - (19.3)%	(357,051)
NET ASSETS - 100%	$ 1,848,823
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $90,502,000. The principal amount of the outstanding reverse repurchase agreement is $90,467,000.

Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,205,874,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007